Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal income tax rate	34.00%
Valuation allowance	$ 134,705,000	$ 125,197,000
Net change in the total valuation allowance	9,500,000	22,500,000
Unrecognized tax benefits	0	0
Research and development credits	21,000	$ 35,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 337,200,000
Net tax operating losses, expiration	Operating losses begin to expire in 2028
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 48,100,000
Net tax operating losses, expiration	Net operating losses begin to expire in 2027.